Capital stock (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares
Statement [Line Items]
Share-based payments | $	$ 196	$ 288	$ 47
Anti-dilutive stock option excluded from calculation of diluted earnings per share before discontinued operations as exercise price exceeded the share price on TSX Venture Exchange		1,225,000	453,400
Stock options exercised		185,000
Miniimums [member]
Statement [Line Items]
Stock options term	5 years
Maxiimums [member]
Statement [Line Items]
Common shares reserved for issuance	2,934,403
Stock options term	10 years